Note 7 - Stockholders' Equity and Common Stock Warrants (10 Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Outstanding	Range of exercise price per share			Expiration dates
Common stock warrants issued related to the May 2019 common stock offering	27,648	$250.09	-	$306.04	May and December 2024
Common stock warrants issued related to the November 2019 common stock offering	4,269		$17.51		May 2024
Common stock warrants issued related to the December 2019 common stock offering	6,264	$21.68	-	$34.92	December 2024 and June 2025
Common stock warrants issued related to the May 2020 common stock offering	11,424		$65.65		March 2025
Common stock warrants issued related to the May 2020 investor warrant exercise	4,998		$29.7		November 2025
Common stock warrants issued related to the February 2021 common stock offering	33,649		$64.08		February 2026
	88,252

	Outstanding	Range of exercise price per share			Expiration dates
Common stock warrants issued in 2018 related to the January 2018 Offering	23,639	$599.71	-	$749.76	January 2023
Common stock warrants issued related to the May 2019 Offering	27,648	$250.09	-	$306.04	May and December 2024
Common stock warrants issued related to the November 2019 Offering	4,269		$17.51		November 2024
Common stock warrants issued related to the December 2019 Offering	6,264	$21.68	-	$34.92	December 2024 and June 2025
Common stock warrants issued related to the May 2020 Offering	11,424		$65.65		March 2025
Common stock warrants issued related to the May 2020 Investor Warrant Exercise	4,998		$29.70		November 2025
Common stock warrants issued related to the February 2021 Offering	33,649		$64.08		February 2026
	111,891